Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	Eaton Vance Special Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0000031266
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012
Eaton Vance Balanced Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	EVSIT_SupplementTextBlock

EATON VANCE BALANCED FUND
Supplement to Prospectus dated May 1, 2012

1.  As of the date of this Supplement, Eaton Vance Balanced Fund now offers Class I Shares.

2.  The following is added to the front cover under “Eaton Vance Balanced Fund”:

Class I Shares - EIIFX

3.  The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Balanced Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 44 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I
Management Fees	0.04%	0.04%	0.04%	0.04%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses (estimated for Class I)	0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses(2)	0.67%	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	1.17%	1.92%	1.92%	0.92%

(1)

Annual Fund Operating Expenses have been restated to reflect the new contractual administrative fee rate effective June 15, 2012.

(2)

Reflects the Fund’s allocable share of the advisory fees (including contractual fee reductions) and other expenses of the Portfolios in which it invests.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 687	$ 925	$ 1,182	$ 1,914	$ 687	$ 925	$ 1,182	$ 1,914
Class B shares	$ 695	$ 1,003	$ 1,237	$ 2,048	$ 195	$ 603	$ 1,037	$ 2,048
Class C shares	$ 295	$ 603	$ 1,037	$ 2,243	$ 195	$ 603	$ 1,037	$ 2,243
Class I shares	$ 94	$ 293	$ 509	$ 1,131	$ 94	$ 293	$ 509	$ 1,131

4.  The following is added to the first paragraph under “Performance” in “Fund Summaries – Eaton Vance Balanced Fund”:

No performance is shown for Class I shares because they have not been offered prior to the date of this Prospectus.

5.  The following replaces the second paragraph under “Management.” in “Management and Organization”:

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities.  In return, Large-Cap Growth Fund, Small-Cap Fund and Small-Cap Value Fund are authorized to pay Eaton Vance a fee of 0.15% of average daily net assets.   For the period from October 22, 2007 through June 14, 2012, Balanced Fund was authorized to pay Eaton Vance an administrative fee of up to 0.10% of average daily net assets subject to a fee reduction whereby Eaton Vance agreed to reduce such fee to the extent Balanced Fund’s combined advisory and administrative fees would otherwise exceed the amount of such fees under the fee schedules in place for the Fund and the Portfolios in which it invested as of October 15, 2007.  Effective June 15, 2012, Balanced Fund is authorized to pay Eaton Vance a fee of 0.04% of average daily net assets.  For the fiscal year ended December 31, 2011, the administration fee of Balanced Fund was 0.01% of the Fund’s average daily net assets.  For the fiscal year ended December 31, 2011, the administration fee paid by each of Large-Cap Core Research Fund, Large-Cap Growth Fund, Small-Cap Fund and Small-Cap Value Fund equaled 0.15% of average daily net assets.  Eaton Vance does not currently receive a fee for serving as administrator of Dividend Builder Fund, Large-Cap Value and Special Equities Fund.

6.  The following replaces the paragraph under “Financial Highlights” and the table is added to Eaton Vance Balanced Fund’s Financial Highlights table:

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated.  Certain information in the tables reflects the financial results for a single Fund share.  The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value).  This information (except for the six months ended June 30, 2012 for Balanced Fund) has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.  The reports of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.  Financial Highlights information is not provided for Class I shares of Balanced Fund because it has not yet commenced operations prior to the date of this supplement.

	Six Months Ended June 30, 2012
	(Unaudited)
	Class A	Class B	Class C
Net asset value - Beginning of period	$6.910	$6.910	$6.940
Income (Loss) From Operations
Net investment income(1)	$0.047	$0.020	$0.020
Net realized and unrealized gain	0.377	0.387	0.387
Total income from operations	$0.424	$0.407	$0.407
Less Distributions
From net investment income	$(0.074)	$(0.047)	$(0.047)
Total distributions	$(0.074)	$(0.047)	$(0.047)
Net asset value - End of period	$7.260	$7.270	$7.300
Total Return(2)	6.15%(3)	5.89%(3)	5.87%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$157,573	$11,809	$28,329
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.18%(6)	1.93%(6)	1.93%(6)
Net investment income	1.30%(6)	0.55%(6)	0.55%(6)
Portfolio Turnover of the Fund(7)	1%(3)	1%(3)	1%(3)
Portfolio Turnover of Investment Grade Income Portfolio	47%(3)	47%(3)	47%(3)
Portfolio Turnover of Large-Cap Core Research Portfolio	53%(3)	53%(3)	53%(3)

(1)

Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Not annualized.

(4)

Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Annualized.

(7)

Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

September 28, 2012	6271-9/12 COMBEQPS2

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(*)
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	(*) Annual Fund Operating Expenses have been restated to reflect the new contractual administrative fee rate effective June 15, 2012.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 44 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading
Expenses with Redemption

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption
Expenses without Redemption

Eaton Vance Balanced Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVIFX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (estimated for Class I)	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	687
3 Years	rr_ExpenseExampleYear03	925
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,182
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,914
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	687
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	925
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,182
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,914
Eaton Vance Balanced Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMIFX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (estimated for Class I)	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	1,003
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,237
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,048
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	603
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,048
Eaton Vance Balanced Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECIFX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (estimated for Class I)	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	295
3 Years	rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,037
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,243
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	603
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,243
Eaton Vance Balanced Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIIFX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (estimated for Class I)	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	293
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	509
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,131

[1]	Reflects the Fund's allocable share of the advisory fees (including contractual fee reductions) and other expenses of the Portfolios in which it invests.